Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000127111 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Global Equity Fund Class Z
Accumulated Value	$ 500,000.01		$ 491,156.8	$ 610,664.21	$ 563,803.48	$ 605,150.08	$ 767,067.73	$ 1,078,017.92	$ 718,158.44	$ 751,415.23	$ 1,040,059.07	$ 1,184,896.53
C000127110 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Global Equity Fund Class I
Accumulated Value	10,000		9,797.88	12,163.94	11,218.99	12,024.23	15,216.63	21,337.98	14,179.69	14,792.76	20,435.63	23,234.84
C000060632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Global Equity Fund Class C
Accumulated Value	10,000		9,705.43	11,925.69	10,887.92	11,541.22	14,446.47	20,060.29	13,197.65	13,634.1	18,822.4	21,397.39
C000024981 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alger Global Equity Fund Class A
Accumulated Value	9,476.82		9,270.31	11,476.9	10,555.13	11,277.38	14,218.85	19,893.36	13,183.92	13,720.33	18,941.45	21,532.72
MSCI ACWI C000127111 [Member]
Account Value [Line Items]
Accumulated Value	500,000		513,200	635,649.52	635,649.52	719,682.39	758,689.17	1,045,928.89	841,136.02	934,165.66	1,246,176.99	1,535,126
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Accumulated Value	$ 10,000		$ 10,264	$ 12,712.99	$ 12,712.99	$ 14,393.65	$ 15,173.78	$ 20,918.58	$ 16,822.72	$ 18,683.31	$ 24,923.54	$ 30,703.31